1. Organization and Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Operations

1.	ORGANIZATION AND BUSINESS OPERATIONS

Globe Photos, Inc. (“we”, “our”, the “Company”) sells and manages classic and contemporary, limited edition photographic images and reproductions, with a focus on iconic celebrity images. The Company also makes available its images for publications and merchandizing. The Company aims to become a leading global photography marketing and distribution company by acquiring rights and ownership to collections of rare iconic negatives and photographs, and to establish worldwide wholesale and retail sales channels.

On June 6, 2018, we filed a Certificate of Merger with the Secretary of State of Delaware in order to effectuate a merger with our wholly-owned subsidiary, Globe Photos, Inc. Shareholder approval was not required pursuant to the Delaware General Corporation Law. As part of the merger, our board of directors authorized a change in our name to “Globe Photos, Inc.” and our Certificate of Incorporation has been amended to reflect this name change.

On October 11, 2018, we acquired substantially all of the assets of Photo File, Inc. (“Photo File”), a New York corporation, a 30-year-old New York-based licensed sports photography company. As part of the Photo File transaction, we acquired licenses to produce and sell licensed sports prints, lithographs and other related items for major U.S. sports leagues, including the NFL, NBA, MLB, and NHL Properties and their respective player associations, as well as most major college sports teams. We also gained licenses from thousands of individuals and organizations, including Babe Ruth, Joe Namath, Vince Lombardi, Marvel Entertainment, Nickelodeon and others. The acquisition also significantly expanded our collection of company-owned iconic sports photography.

Going Concern

The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business.

Management evaluated all relevant conditions and events that are reasonably known or reasonably knowable, in the aggregate, as of the date the consolidated financial statements are issued and determined that substantial doubt exists about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent on the Company’s ability to generate revenues and raise capital. The Company has not generated sufficient revenues from product sales to provide sufficient cash flows to enable the Company to finance its operations internally. As of March 31, 2019, the Company had $378,014 cash on hand. At March 31, 2019 the Company has an accumulated deficit of $7,630,950. For the three months ended March 31, 2019, the Company had a net loss of $3,593,178 and cash used in operations of $690,028. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The Company intends to invest its working capital resources in sales and marketing in order to increase the distribution and demand for its products. If the Company fails to generate sufficient revenue and obtain additional capital to continue at its expected level of operations, the Company may be forced to scale back or discontinue its sales and marketing efforts. However, there is no guarantee the Company will generate sufficient revenues or raise capital to continue operations. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

1.	ORGANIZATION AND BUSINESS OPERATIONS

Globe Photos, Inc. (“we”, “our”, or the “Company”) sells and manages classic and contemporary, limited edition photographic images and reproductions, with a focus on iconic celebrity images. The Company also makes available its images for publications and merchandizing. The Company aims to become a leading global photography marketing and distribution company by acquiring rights and ownership to collections of rare iconic negatives and photographs, and to establish worldwide wholesale and retail sales channels.

On June 6, 2018, we filed a Certificate of Merger with the Secretary of State of Delaware in order to effectuate a merger with our wholly-owned subsidiary, Globe Photos, Inc. Shareholder approval was not required pursuant to the Delaware General Corporation Law. As part of the merger, our board of directors authorized a change in our name to “Globe Photos, Inc.” and our Certificate of Incorporation has been amended to reflect this name change.

On October 11, 2018, we acquired substantially all of the assets of Photo File, Inc. (“Photo File”), a New York corporation, a 30-year-old New York-based licensed sports photography company. As part of the Photo File transaction, we acquired licenses to produce and sell licensed sports prints, lithographs and other related items for major U.S. sports leagues, including the NFL, NBA, MLB, and NHL Properties and their respective player associations, as well as most major college sports teams. We also gained licenses from thousands of individuals and organizations, including Babe Ruth, Joe Namath, Vince Lombardi, Marvel Entertainment, Nickelodeon and others. The acquisition also significantly expanded our collection of company-owned iconic sports photography.

Going Concern

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business.

collection of company-owned iconic sports photography.

Going Concern

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business.

Management evaluated all relevant conditions and events that are reasonably known or reasonably knowable, in the aggregate, as of the date the consolidated financial statements are issued and determined that substantial doubt exists about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent on the Company’s ability to generate revenues and raise capital. The Company has not generated sufficient revenues from product sales to provide sufficient cash flows to enable the Company to finance its operations internally. As of December 31, 2018, the Company had $304,267  cash on hand. At December 31, 2018 the Company has an accumulated deficit of $4,016,630. For the twelve months ended December 31, 2018, the Company had a net loss of $493,975, and cash used in operations of $1,034,790. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Over the next twelve months the Company intends to invest its working capital resources in sales and marketing in order to increase the distribution and demand for its products. If the Company fails to generate sufficient revenue and obtain additional capital to continue at its expected level of operations, the Company may be forced to scale back or discontinue its sales and marketing efforts. However, there is no guarantee the Company will generate sufficient revenues or raise capital to continue operations. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.